Santander Group - Agreement with Banque PSA Finance (Details) € in Millions			12 Months Ended
	Oct. 01, 2015 EUR (€)	May 01, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 country	Aug. 03, 2015 EUR (€)	Feb. 03, 2015 EUR (€)	Feb. 02, 2015 EUR (€)
Acquisitions Per Agreement To Operate Vehicle And Insurance Financing Business [Member]
Disclosure of detailed information about business combination [line items]
Number of European countries included in agreement for the operation of the vehicle and insurance financing business | country				12
Profit (loss) of acquiree since acquisition date			€ 79
Profit (loss) of combined entity as if combination occurred at beginning of period			118
PSA Banque France
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							50.00%
Consideration paid							€ 462
PSA Finance UK Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						50.00%
Consideration paid						€ 148
PSA Insurance Europe Limited and PSA Life Insurance Europe Limited
Disclosure of detailed information about business combination [line items]
Consideration paid		€ 23
Share capital contributed (as a percent)		50.00%
PSA Gestao Comercio E Aluguer de Veiculos S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid					€ 10
Banque PSA Finance Portuguese Branch Loan Portfolio
Disclosure of detailed information about business combination [line items]
Consideration paid					€ 25
PSA Financial Services, Spain, EFC, SA
Disclosure of detailed information about business combination [line items]
Consideration paid	€ 181
Share capital contributed (as a percent)	50.00%
PSA Financial Services, Spain, EFC, SA | PSA Finance Suisse, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	100.00%
Aggregated Under Framework Agreement In Other Countries
Disclosure of detailed information about business combination [line items]
Consideration paid			€ 464
Proportion of ownership interest in subsidiary			50.00%
P SA Finance Arrendamento Mercantil SA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%